HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2020 and 2019:

AS AT DEC. 31 (MILLIONS)	Real Estate	Renewable Power	Private Equity	2020 Total	2019 Total
Assets
Cash and cash equivalents	$1	$5	$—	$6	$58
Accounts receivable and other	62	1	4	67	174
Equity accounted investments	208	—	1,325	1,533	413
Investment properties	4,224	—	—	4,224	251
Property, plant and equipment	—	51	31	82	1,730
Other long-term assets	5	—	—	5	872
Deferred income tax assets	—	—	—	—	4
Assets classified as held for sale	$4,500	$57	$1,360	$5,917	$3,502
Liabilities
Accounts payable and other	$115	$3	$—	$118	$223
Non-recourse borrowings of managed entities	2,230	4	—	2,234	1,071
Deferred income tax liabilities	—	7	—	7	396
Liabilities associated with assets classified as held for sale	$2,345	$14	$—	$2,359	$1,690